Annual Total Returns	0 Months Ended
Mar. 26, 2011
(Institutional) | (Delaware Large Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(18.82%)
Annual Return 2003	28.03%
Annual Return 2004	10.28%
Annual Return 2005	3.16%
Annual Return 2006	23.72%
Annual Return 2007	(2.91%)
Annual Return 2008	(34.30%)
Annual Return 2009	18.46%
Annual Return 2010	15.93%
Annual Return 2011	9.52%
(Retail) | (Delaware Large Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(19.03%)
Annual Return 2003	27.69%
Annual Return 2004	9.99%
Annual Return 2005	2.89%
Annual Return 2006	23.38%
Annual Return 2007	(3.18%)
Annual Return 2008	(34.46%)
Annual Return 2009	18.01%
Annual Return 2010	15.68%
Annual Return 2011	9.21%
(Institutional) | (Delaware Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(16.91%)
Annual Return 2003	27.62%
Annual Return 2004	13.48%
Annual Return 2005	5.74%
Annual Return 2006	23.88%
Annual Return 2007	(2.77%)
Annual Return 2008	(32.88%)
Annual Return 2009	17.77%
Annual Return 2010	16.03%
Annual Return 2011	9.14%
(Retail) | (Delaware Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(17.07%)
Annual Return 2003	27.45%
Annual Return 2004	13.20%
Annual Return 2005	5.46%
Annual Return 2006	23.58%
Annual Return 2007	(3.02%)
Annual Return 2008	(33.16%)
Annual Return 2009	17.65%
Annual Return 2010	15.65%
Annual Return 2011	8.97%